ACCOUNTS RECEIVABLE (Notes Receivable)	12 Months Ended
Dec. 31, 2011
Notes Receivable
ACCOUNTS RECEIVABLE

4.     ACCOUNTS RECEIVABLE

	December 31,
	2010	2011
Accounts receivable-margin clients	8,095,396	12,888,630
Less: Allowance for doubtful accounts	—	—

Accounts receivable- margin clients, net	$8,095,396	$12,888,630

Accounts receivable-others	3,670,692	1,597,290
Less: Allowance for doubtful accounts	(36,039)	(129,439)

Accounts receivable-others, net	$3,634,653	$1,467,851

Accounts receivable- margin clients represent the receivables derived in the brokerage service in Daily Growth Securities, which is pledged by the customer’s purchased securities.

Accounts receivable-others represent the receivables derived in other ordinary business without any collateral or other security from its customers.